UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 12/31

Date of reporting period: 3/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Crawford Dividend Growth Fund

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 95.24%

Consumer Discretionary — 12.57%
Gentex Corp.	60,650	$1,293,665
Genuine Parts Co.	11,040	1,020,206
Home Depot, Inc./The	2,000	293,660
Omnicom Group, Inc.	19,910	1,716,441
Time Warner, Inc.	5,000	488,550

		4,812,522

Consumer Staples — 7.62%
CVS Health Corp.	9,000	706,500
Philip Morris International, Inc.	6,000	677,400
Procter & Gamble Co./The	17,050	1,531,943

		2,915,843

Energy — 6.58%
Chevron Corp.	8,810	945,930
Exxon Mobil Corp.	12,740	1,044,807
Royal Dutch Shell PLC ADR	10,000	527,300

		2,518,037

Financials — 18.17%
American Express Co.	15,000	1,186,650
BlackRock, Inc.	2,500	958,775
Chubb Ltd.	5,740	782,075
M&T Bank Corp.	7,000	1,083,110
MetLife, Inc.	10,000	528,200
Northern Trust Corp.	9,820	850,216
S&P Global, Inc.	2,500	326,850
Willis Towers Watson PLC	9,478	1,240,575

		6,956,451

Health Care — 14.76%
Cardinal Health, Inc.	8,500	693,175
Johnson & Johnson	14,200	1,768,610
Medtronic PLC	11,000	886,160
Merck & Co., Inc.	29,670	1,885,232
Stryker Corp.	3,150	414,698

		5,647,875

Industrials — 10.77%
Honeywell International, Inc.	10,000	1,248,700
United Parcel Service, Inc., Class B	15,630	1,677,099
United Technologies Corp.	3,000	336,630
W.W. Grainger, Inc.	3,690	858,884

		4,121,313

Information Technology — 18.63%
Accenture PLC, Class A	11,000	1,318,680
Broadridge Financial Solutions, Inc.	5,500	373,725
Microsoft Corp.	28,620	1,884,913
Paychex, Inc.	15,250	898,225
SAP SE ADR	10,500	1,030,785
Texas Instruments, Inc.	20,150	1,623,284

		7,129,612

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Growth Fund

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Fair Value
Real Estate — 2.57%
Tanger Factory Outlet Centers, Inc.	30,000	$983,100

Telecommunication Services — 2.66%
AT&T, Inc.	24,480	1,017,144

Utilities — 0.91%
Southern Co./The	7,000	348,460

Total Common Stocks (Cost $24,682,815)		36,450,357

Money Market Securities — 8.67%
Federated Treasury Obligations Fund, Institutional Class, 0.58% (a)	3,317,114	3,317,114

Total Money Market Securities (Cost $3,317,114)		3,317,114

Total Investments – 103.91% (Cost $27,999,929)		39,767,471

Liabilities in Excess of Other Assets – (3.91)%		(1,495,972)

NET ASSETS – 100.00%		$38,271,499

(a)	Rate disclosed is the seven day effective yield as of March 31, 2017.

ADR — American Depositary Receipt

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At March 31, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$28,046,920

Gross unrealized appreciation	$11,777,068
Gross unrealized depreciation	(56,517)

Net unrealized appreciation on investments	$11,720,551

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.98%

Consumer Discretionary — 13.18%
Choice Hotels International, Inc.	50,300	$3,148,780
Cracker Barrel Old Country Store, Inc.	18,902	3,010,143
Gentex Corp.	136,160	2,904,293
John Wiley & Sons, Inc., Class A	55,100	2,964,380
Monro Muffler Brake, Inc.	29,600	1,542,160
Tupperware Brands Corp.	48,130	3,018,714
Wolverine World Wide, Inc.	116,900	2,918,993

		19,507,463

Consumer Staples — 8.02%
Casey’s General Stores, Inc.	1,000	112,250
Flowers Foods, Inc.	109,500	2,125,395
Nu Skin Enterprises, Inc., Class A	44,900	2,493,746
Orchids Paper Products Co.	113,073	2,713,752
PriceSmart, Inc.	31,419	2,896,832
Universal Corp.	21,489	1,520,347

		11,862,322

Energy — 2.61%
HollyFrontier Corp.	55,000	1,558,700
SM Energy Co.	95,913	2,303,830

		3,862,530

Financials — 19.50%
BancFirst Corp.	29,331	2,636,857
Brown & Brown, Inc.	42,760	1,783,947
Bryn Mawr Bank Corp.	71,694	2,831,913
Federated Investors, Inc., Class B	49,700	1,309,098
First of Long Island Corp./The	109,435	2,960,217
Greenhill & Co., Inc.	47,800	1,400,540
Lazard Ltd.	66,023	3,036,398
Merchants Bancshares, Inc.	36,704	1,787,485
Old Republic International Corp.	124,900	2,557,952
South State Corp.	34,090	3,045,941
Sterling Bancorp	125,820	2,981,934
Trico Bancshares	70,927	2,520,036

		28,852,318

Health Care — 13.21%
Atrion Corp.	5,235	2,451,027
Computer Programs & Systems, Inc.	62,687	1,755,236
Landauer, Inc.	60,463	2,947,571
PerkinElmer, Inc.	49,680	2,884,421
Psychemedics Corp.	156,803	3,143,900
Simulations Plus, Inc.	302,446	3,553,740
US Physical Therapy, Inc.	43,017	2,809,010

		19,544,905

See accompanying notes, which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Fair Value
Industrials — 14.28%
CEB, Inc.	22,931	$1,802,377
Dun & Bradstreet Corp./The	11,710	1,263,977
ESCO Technologies, Inc.	54,409	3,161,163
Hexcel Corp.	56,620	3,088,621
Kaman Corp.	32,800	1,578,664
Landstar System, Inc.	35,318	3,024,987
Valmont Industries, Inc.	12,030	1,870,665
Watsco, Inc.	17,020	2,436,924
Woodward, Inc.	42,630	2,895,430

		21,122,808

Information Technology — 15.41%
Brooks Automation, Inc.	32,452	726,925
Cass Information Systems, Inc.	34,906	2,307,287
FLIR Systems, Inc.	61,502	2,231,293
Littelfuse, Inc.	9,190	1,469,573
Mesa Laboratories, Inc.	22,829	2,801,118
Methode Electronics, Inc.	33,793	1,540,961
MOCON, Inc.	121,356	2,639,493
MTS Systems Corp.	45,870	2,525,143
National Instruments Corp.	67,220	2,188,683
Power Integrations, Inc.	46,730	3,072,497
TESSCO Technologies, Inc.	83,135	1,305,219

		22,808,192

Materials — 3.15%
Compass Minerals International, Inc.	37,105	2,517,574
HB Fuller Co.	41,610	2,145,412

		4,662,986

Real Estate —7.66%
Agree Realty Corp.	27,400	1,314,104
CatchMark Timber Trust, Inc., Class A	144,008	1,658,972
CoreSite Realty Corp.	33,300	2,998,665
EPR Properties	34,344	2,528,749
Tanger Factory Outlet Centers, Inc.	86,600	2,837,882

		11,338,372

Utilities — 0.96%
South Jersey Industries, Inc.	39,820	1,419,583

Total Common Stocks (Cost $117,857,712)		144,981,479

See accompanying notes, which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Fair Value
Money Market Securities — 2.42%
Federated Treasury Obligations Fund, Institutional Class, 0.58% (a)	3,588,532	$3,588,532

Total Money Market Securities (Cost $3,588,532)		3,588,532

Total Investments – 100.40% (Cost $121,446,244)		148,570,011

Liabilities in Excess of Other Assets – (0.40)%		(593,456)

NET ASSETS – 100.00%		$147,976,555

(a)	Rate disclosed is the seven day effective yield as of March 31, 2017.

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At March 31, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$121,717,545

Gross unrealized appreciation	$29,995,351
Gross unrealized depreciation	(3,142,885)

Net unrealized appreciation on investments	$26,852,466

See accompanying notes, which are an integral part of this schedule of investments.

Crawford Dividend Yield Fund

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.90%

Consumer Discretionary — 11.07%
Cracker Barrel Old Country Store, Inc.	810	$128,993
Genuine Parts Co.	2,810	259,672
Leggett & Platt, Inc.	5,280	265,690
Mattel, Inc.	10,350	265,064
Omnicom Group, Inc.	3,120	268,975
Tupperware Brands Corp.	4,390	275,341

		1,463,735

Consumer Staples — 18.19%
Altria Group, Inc.	3,630	259,255
Coca-Cola Co./The	9,410	399,360
CVS Health Corp.	3,360	263,760
Flowers Foods, Inc.	13,480	261,647
General Mills, Inc.	4,340	256,103
Philip Morris International, Inc.	3,730	421,117
Procter & Gamble Co./The	2,950	265,058
Reynolds American, Inc.	4,438	279,683

		2,405,983

Energy — 11.41%
Chevron Corp.	3,510	376,869
Exxon Mobil Corp.	4,750	389,547
HollyFrontier Corp.	4,230	119,878
Royal Dutch Shell PLC ADR	4,590	242,031
Total SA ADR	7,570	381,679

		1,510,004

Financials — 17.83%
BlackRock, Inc.	690	264,622
Greenhill & Co., Inc.	9,010	263,993
Mercury General Corp.	6,660	406,193
MetLife, Inc.	4,950	261,459
New York Community Bancorp, Inc.	18,390	256,908
Old Republic International Corp.	13,140	269,107
People’s United Financial, Inc.	21,100	384,020
Wells Fargo & Co.	4,540	252,696

		2,358,998

Health Care — 10.24%
AstraZeneca PLC ADR	13,230	411,982
GlaxoSmithKline PLC ADR	9,740	410,638
Johnson & Johnson	1,120	139,496
Merck & Co., Inc.	6,180	392,677

		1,354,793

Industrials — 4.98%
United Parcel Service, Inc., Class B	3,680	394,864
United Technologies Corp.	2,350	263,694

		658,558

Information Technology — 5.07%
Cisco Systems, Inc.	4,100	138,580
Microsoft Corp.	3,990	262,781
Texas Instruments, Inc.	3,350	269,876

		671,237

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Yield Fund

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Fair Value
Real Estate — 7.19%
CoreSite Realty Corp.	1,570	$141,379
EPR Properties	3,640	268,013
HCP, Inc.	8,760	274,013
Tanger Factory Outlet Centers, Inc.	8,170	267,731

		951,136

Telecommunication Services — 7.96%
AT&T, Inc.	9,360	388,908
Verizon Communications, Inc.	5,290	257,888
Vodafone Group PLC ADR	15,350	405,700

		1,052,496

Utilities — 2.96%
Southern Co./The	7,870	391,769

Total Common Stocks (Cost $11,902,897)		12,818,709

Money Market Securities — 3.03%
Federated Treasury Obligations Fund, Institutional Class, 0.58% (a)	400,861	400,861

Total Money Market Securities (Cost $400,861)		400,861

Total Investments – 99.93% (Cost $12,303,758)		13,219,570

Other Assets in Excess of Liabilities – 0.07%		9,376

NET ASSETS – 100.00%		$13,228,946

(a)	Rate disclosed is the seven day effective yield as of March 31, 2017.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At March 31, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$12,327,134

Gross unrealized appreciation	$1,052,604
Gross unrealized depreciation	(160,168)

Net unrealized appreciation on investments	$892,436

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

March 31, 2017

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”), the Crawford Dividend Opportunity Fund (the “ Dividend Opportunity Fund”) and the Crawford Dividend Yield Fund (the “Dividend Yield Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized over the remaining life of the respective investments using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

March 31, 2017

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Crawford Investment Counsel, Inc. (the “Advisor”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would be the amount which each Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2017:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks*	$36,450,357	$—	$—	36,450,357
Money Market Securities	3,317,114	—	—	3,317,114

Total	$39,767,471	$—	$—	39,767,471

Dividend Opportunity Fund
Common Stocks*	144,981,479	—	—	144,981,479
Money Market Securities	3,588,532	—	—	3,588,532

Total	$148,570,011	$—	$—	148,570,011

Dividend Yield Fund				—
Common Stocks*	12,818,709	—	—	12,818,709
Money Market Securities	400,861	—	—	400,861

Total	$13,219,570	$—	$—	13,219,570

*	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. There were no transfers between any levels as of March 31, 2017 based on input levels assigned at December 31, 2016.

Miles Capital Alternatives Advantage Fund

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Fair Value
Mutual Funds — 98.74%
361 Global Long/Short Equity Fund, Class I	96,447	$1,090,817
Alger Dynamic Opportunities Fund, Class Z	106,209	1,362,663
ASG Managed Futures Strategy Fund, Class Y	49,809	492,109
BlackRock Event Driven Equity Fund, Class I	105,655	969,916
Boston Partners Global Long/Short Fund, Institutional Class	135,080	1,512,894
Calamos Market Neutral Income Fund, Class I	109,206	1,426,225
Caldwell & Orkin Market Opportunity Fund	38,475	793,747
Cedar Ridge Unconstrained Credit Fund, Institutional Class	83,734	905,167
Credit Suisse Managed Futures Strategy Fund, Class I	63,948	667,622
Equinox Chesapeake Strategy Fund, Class I(a)	45,477	533,964
Gabelli ABC Fund, Advisor Class	74,256	752,955
Glenmede Long/Short Portfolio*	109,341	1,326,307
Goldman Sachs Long Short Credit Strategies Fund, Institutional Class	112,886	1,065,641
Hancock Horizon Quantitative Long/Short Fund, Institutional Class	69,992	1,293,455
Invesco All Cap Market Neutral Fund, Class Y	49,967	513,666
Kellner Merger Fund, Institutional Class	80,357	838,932
Vanguard Market Neutral Fund, Investor Shares	42,702	516,272
Western Asset Macro Opportunities Fund, Class I	133,407	1,462,143

Total Mutual Funds (Cost $17,288,354)		17,524,495

Money Market Securities — 1.35%
Federated Government Obligations Fund, Institutional Class, 0.60%(b)	239,080	239,080

Total Money Market Securities (Cost $239,080)		239,080

Total Investments – 100.09% (Cost $17,527,434)		17,763,575

Liabilities in Excess of Other Assets – (0.09)%		(16,651)

NET ASSETS – 100.00%		$17,746,924

*	Non-income producing security.
(a)	Security is fair valued by the Adviser.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule of investments.

At March 31, 2017, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose were as follows:

Gross Unrealized Appreciation	$409,388
Gross Unrealized Depreciation	(173,247)

Net Unrealized Appreciation on Investments	$236,141

Tax Cost	$17,527,434

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments

March 31, 2017

(Unaudited)

The Miles Capital Alternatives Advantage Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of night pricing time, Miles Capital, Inc. (the “Adviser”) may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases, the security will generally be categorized as a Level 2 security.

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments - continued

March 31, 2017

(Unaudited)

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$16,990,531	$533,964	$—	$17,524,495
Money Market Securities	239,080	—	—	239,080

Total	$17,229,611	$—	$—	$17,763,575

The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. The following is a reconciliation of transfers between levels as of March 31, 2017, based on input levels assigned on December 31, 2016:

Transfers into Level 1	$—
Transfers out of Level 1	(533,964)

Net Transfers in (out) of Level 1	$(533,964)

Transfers into Level 2	$533,964
Transfers out of Level 2	—

Net Transfers in (out) of Level 2	$533,964

Selective Opportunity Fund

Schedule of Investments

March 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 26.33%

Industrials — 2.99%
Union Pacific Corp.	8,657	$916,950

Information Technology — 23.34%
Alphabet, Inc., Class C *	1,111	921,641
Baidu, Inc. ADR *	12,604	2,174,442
Cognizant Technology Solutions Corp., Class A *	16,833	1,001,900
Syntel, Inc. *	182,629	3,073,646

		7,171,629

Total Common Stocks (Cost $8,083,079)		8,088,579

Money Market Securities — 73.97%
Fidelity Investments Money Market Government Portfolio, Class I, 0.56% (a)	22,727,887	22,727,887

Total Money Market Securities (Cost $22,727,887)		22,727,887

Total Investments – 100.30% (Cost $30,810,966)		30,816,466

Liabilities in Excess of Other Assets – (0.30)%		(93,066)

NET ASSETS – 100.00%		$30,723,400

(a)	Rate disclosed is the seven day effective yield as of March 31, 2017.
*	Non-income producing security.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At March 31, 2017, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose were as follows:

Gross Unrealized Appreciation	$153,793
Gross Unrealized Depreciation	(148,293)

Net Unrealized Appreciation on Investments	$5,500

Tax Cost	$30,810,966

Selective Opportunity Fund

Related Notes to the Schedule of Investments

March 31, 2017

(Unaudited)

The Selective Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Selective Opportunity Fund

Related Notes to the Schedule of Investments - continued

March 31, 2017

(Unaudited)

In accordance with the Trust’s valuation policies, Selective Wealth Management, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,088,579	$—	$—	$8,088,579
Money Market Securities	22,727,887	—	—	22,727,887

Total	$30,816,466	$—	$—	$30,816,466

The Fund did not hold any investments during the reporting period in which other significant observable inputs were used in determining fair value. The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of March 31, 2017, based on input levels assigned on January 31, 2017 (commencement of operations).

Item 2.	Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	5/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	5/24/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	5/24/2017